Notes Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable
7. Notes Payable
Note Payable to CEO
On February 5, 2020 (the “Issue Date”), the Company issued a note payable to its CEO (the “CEO Note”) in the face amount of $245,250 bearing 1.59% APR simple interest in exchange for cash. The net proceeds of $245,250 were used as working capital by the Company. The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note. If an event of default occurred and continued the Company agreed to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan. The Company assessed the terms and features of the CEO Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.
On June 13, 2020, the holder of the CEO Note and the Company entered into a restated agreement (the “CEO Restated Note”). The CEO Restated Note in the amount of $248,911 extended the stated maturity date of the CEO Note from the earlier of the sixth month following the (original) Issue Date or the date the Company has sufficient funds to repay the note to the earlier of the 30th month following the (original) Issue Date or the date the Company had sufficient funds to repay the CEO Restated Note. The Issue Date, February 5, 2020, is unchanged. In addition, the interest rate was reduced, effective as of the Issue Date, from 1.59% APR to 0.25%. The CEO Restated Note also changed the exercise price of the warrant from $4.87 to $4.81 per share in the case of any default. The other provisions of the CEO Restated Note remained the same, in all material respects, to the CEO Note. The Company and its CEO have agreed that the CEO Restated Note will not be repaid for a minimum of 12 months following the closing of its initial public offering. The principal balance of the CEO note was $248,911 at December 31, 2021. The principal balance plus accrued and unpaid interest on the CEO Note were settled in full, without adjustment, in cash on January 3, 2022.